Capital Management	12 Months Ended
Jan. 31, 2023
Disclosure Of Capital Management [Abstract]
Capital Management [Text Block]

11. Capital Management

The Company considers its capital to be shareholders' equity, which is comprised of share capital and deficit, which as at January 31, 2023 was a deficiency of $153,389. The Company's capital structure is adjusted based on the funds available to the Company such that it may continue to seek new opportunities. The Board of Directors does not establish quantitative return on capital criteria, but rather relies on the expertise of management and other professionals to sustain future development of the business.

The sources of future funds presently available to the Company are through the sale of equity capital or debt of the Company. The ability of the Company to arrange such financing in the future will depend in part upon the prevailing capital market conditions as well as the business performance of the Company. There can be no assurance that the Company will be successful in its efforts to arrange additional financing, if needed, on terms satisfactory to the Company.

Management reviews its capital management approach on an ongoing basis and believes that this approach, given the relative size of the Company, is reasonable. The Company is not subject to externally imposed capital restrictions.